Supplement dated August 17, 2018 to the Wilmington Funds Prospectus dated August 31, 2017 (the “Prospectus”)

Effective August 31, 2018, the Wilmington Funds’ ticker symbols in the Prospectus are deleted and replaced as follows:

Money Markets	New Symbol	Old Symbol
Wilmington U.S. Government Money Market Fund - Service Shares	WGSXX	AGAXX
Wilmington U.S. Government Money Market Fund - Institutional Shares	WGOXX	WGOXX
Wilmington U.S. Government Money Market Fund - Select Shares	WGEXX	AKGXX
Wilmington U. S Government Money Market Fund - Administrative Shares	WAGXX	AIIXX
Wilmington U.S. Treasury Money Market Fund - Select Shares	WTEXX	VSTXX
Wilmington U.S. Treasury Money Market Fund - Service Shares	WTSXX	VTSXX
Wilmington U.S. Treasury Money Market Fund - Administrative Shares	WTAXX	ARMXX

Fixed Income	New Symbol	Old Symbol
Wilmington Intermediate-Term Bond Fund - Class A	WIBAX	GVITX
Wilmington Intermediate-Term Bond Fund - Class I	WIBIX	ARIFX
Wilmington Broad Market Bond Fund - Class A	WABMX	AKIRX
Wilmington Broad Market Bond Fund – Class I	WIBMX	ARKIX
Wilmington Short-Term Bond Fund - Class A	WSBAX	MVSAX
Wilmington Short-Term Bond Fund - Class I	WISBX	MVSTX
Wilmington Municipal Bond Fund - Class A	WTABX	WTABX
Wilmington Municipal Bond Fund - Class I	WTAIX	WTAIX
Wilmington New York Municipal Bond Fund - Class A	WNYAX	VNYFX
Wilmington New York Municipal Bond Fund - Class I	WNYIX	VNYIX

Equities	New Symbol	Old Symbol
Wilmington Large-Cap Strategy Fund - Class I	WMLIX	WMLIX
Wilmington International Fund - Class A	WINAX	GVIEX
Wilmington International Fund - Class I	WINIX	MVIEX

Alternatives	New Symbol	Old Symbol
Wilmington Global Alpha Equities Fund A shares	WRAAX	WRAAX
Wilmington Global Alpha Equities Fund I shares	WRAIX	WRAIX

Asset Allocation	New Symbol	Old Symbol
Wilmington Real Asset Fund - Class A	WMMRX	WMMRX
Wilmington Real Asset Fund - Class I	WMRIX	WMRIX
Wilmington Diversified Income Fund - Class A	WDIAX	ARBAX
Wilmington Diversified Income Fund - Class I	WDIIX	ARGIX

Please keep this Supplement for future reference.

Supplement dated August 17, 2018 to the Wilmington Funds’ Statement of Additional Information dated August 31, 2017 (the “SAI”)

Effective August 31, 2018, the Wilmington Funds’ ticker symbols in the SAI are deleted and replaced as follows:

Money Markets	New Symbol	Old Symbol
Wilmington U.S. Government Money Market Fund - Service Shares	WGSXX	AGAXX
Wilmington U.S. Government Money Market Fund - Institutional Shares	WGOXX	WGOXX
Wilmington U.S. Government Money Market Fund - Select Shares	WGEXX	AKGXX
Wilmington U. S Government Money Market Fund - Administrative Shares	WAGXX	AIIXX
Wilmington U.S. Treasury Money Market Fund - Select Shares	WTEXX	VSTXX
Wilmington U.S. Treasury Money Market Fund - Service Shares	WTSXX	VTSXX
Wilmington U.S. Treasury Money Market Fund - Administrative Shares	WTAXX	ARMXX

Fixed Income	New Symbol	Old Symbol
Wilmington Intermediate-Term Bond Fund - Class A	WIBAX	GVITX
Wilmington Intermediate-Term Bond Fund - Class I	WIBIX	ARIFX
Wilmington Broad Market Bond Fund - Class A	WABMX	AKIRX
Wilmington Broad Market Bond Fund – Class I	WIBMX	ARKIX
Wilmington Short-Term Bond Fund - Class A	WSBAX	MVSAX
Wilmington Short-Term Bond Fund - Class I	WISBX	MVSTX
Wilmington Municipal Bond Fund - Class A	WTABX	WTABX
Wilmington Municipal Bond Fund - Class I	WTAIX	WTAIX
Wilmington New York Municipal Bond Fund - Class A	WNYAX	VNYFX
Wilmington New York Municipal Bond Fund - Class I	WNYIX	VNYIX

Equities	New Symbol	Old Symbol
Wilmington Large-Cap Strategy Fund - Class I	WMLIX	WMLIX
Wilmington International Fund - Class A	WINAX	GVIEX
Wilmington International Fund - Class I	WINIX	MVIEX

Alternatives	New Symbol	Old Symbol
Wilmington Global Alpha Equities Fund A shares	WRAAX	WRAAX
Wilmington Global Alpha Equities Fund I shares	WRAIX	WRAIX

Asset Allocation	New Symbol	Old Symbol
Wilmington Real Asset Fund - Class A	WMMRX	WMMRX
Wilmington Real Asset Fund - Class I	WMRIX	WMRIX
Wilmington Diversified Income Fund - Class A	WDIAX	ARBAX
Wilmington Diversified Income Fund - Class I	WDIIX	ARGIX

Please keep this Supplement for future reference.